ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
4	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist of the following:

	December 31,
	2010	2011
	RMB	RMB
Accounts receivable due from:
Banks	787	1,176
Social security bureaux	66,268	84,185
Non-retail customers	16,823	17,576

	83,878	102,937
Less: allowance for doubtful accounts	(156)	—

Accounts receivable, net	83,722	102,937

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011.

	December 31,
	2009	2010	2011
	RMB	RMB	RMB

Balance at the beginning of the year	966	596	156
Reversal of bad debt expense	—	(377)	—
Write-off of accounts receivable	(370)	(63)	(156)

Balance at the end of the year	596	156	—

Historically, the amount of write-offs of accounts receivable has been immaterial and the Group has been able to collect substantially all amounts due from customers.